Note 9 - Margin Loan Payable (Details Textual) - Oct. 28, 2021 - Margin loan facility [member] $ / shares in Units, $ in Millions	CAD ($) shares	USD ($) $ / shares shares
Statement Line Items [Line Items]
Borrowings, maximum borrowing limit	$ 24.7	$ 20,000,000
Borrowings, maximum unutilized portion		$ 10,000,000
Borrowings, standby fee, percent	3.00%	3.00%
Borrowings, facility fee, percent	1.50%	1.50%
Borrowings, securities pledged as collateral, shares (in shares) | shares	20,000,000	20,000,000
Borrowings, margin call, loan-to-value ratio, percent	27.95%	27.95%
Borrowings, margin call, payment fee, basis		$ 10,000,000
Borrowings, extension option additional fee, percent	1.50%	1.50%
Borrowings, early repayment date trigger, share price (in dollars per share) | $ / shares		$ 2.56
London Inter-Bank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	5.65%	5.65%